Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Equity attributable to owners of the Parent	Share capital	Foreign currency translation reserve	Hedge reserve	Gains and losses from financial assets reserve	Actuarial gains and losses from defined benefit plans reserve	Accumulated other comprehensive income	Other miscellaneous reserves [1]	Total reserves	Retained earnings	Non- controlling interests (2)
Equity at beginning of the year at Dec. 31, 2022		$ 4,932,001	$ 4,896,632	$ 1,577,643	$ (8,042)	$ (14,575)	$ (10,973)	$ (9,198)	$ (42,788)	$ 11,663	$ (31,125)	$ 3,350,114	$ 35,369
Changes in equity [abstract]
Net income		930,267	923,191									923,191	7,076
Other comprehensive income		145,828	145,777		3,121	13,645	133,267	(4,256)	145,777		145,777		51
Total comprehensive income		1,076,095	1,068,968		3,121	13,645	133,267	(4,256)	145,777		145,777	923,191	7,127
Dividends	[2]	(1,530,885)	(1,524,619)									(1,524,619)	(6,266)
Other increases (decreases) in equity		218	218							218	218
Total changes in equity		(454,572)	(455,433)	0	3,121	13,645	133,267	(4,256)	145,777	218	145,995	(601,428)	861
Equity at end of the year at Dec. 31, 2023		4,477,429	4,441,199	1,577,643	(4,921)	(930)	122,294	(13,454)	102,989	11,881	114,870	2,748,686	36,230
Changes in equity [abstract]
Net income		691,841	685,117									685,117	6,724
Other comprehensive income		(23,187)	(23,390)		(34,706)	8,244	797	2,275	(23,390)		(23,390)		203
Total comprehensive income		668,654	661,727		(34,706)	8,244	797	2,275	(23,390)		(23,390)	685,117	6,927
Equity instruments irrevocably recognized in other comprehensive income (loss)		58,016	58,016				(128,793)				(128,793)	186,809
Dividends	[2]	(5,909)											(5,909)
Capital decrease		0		(20)						20	20
Other increases (decreases) in equity		(123)	(123)		1,603					(1,726)	(123)
Total changes in equity		720,638	719,620	(20)	(33,103)	8,244	(127,996)	2,275	(23,390)	(1,706)	(152,286)	871,926	1,018
Equity at end of the year at Dec. 31, 2024		5,198,067	5,160,819	1,577,623	(38,024)	7,314	(5,702)	(11,179)	79,599	10,175	(37,416)	3,620,612	37,248
Changes in equity [abstract]
Net income		640,643	588,138									588,138	52,505
Other comprehensive income		53,055	53,208		49,848	(2,695)	7,108	(1,053)	53,208		53,208		(153)
Total comprehensive income		693,698	641,346		49,848	(2,695)	7,108	(1,053)	53,208		53,208	588,138	52,352
Dividends	[2]	(228,687)	(176,442)									(176,442)	(52,245)
Other increases (decreases) in equity		53	(1,377)							(1,377)	(1,377)		1,430
Partnership agreement with Codelco		2,390,748	66,916							66,916	66,916		2,323,832
Total changes in equity		2,855,812	530,443	0	49,848	(2,695)	7,108	(1,053)	53,208	65,539	118,747	411,696	2,325,369
Equity at end of the year at Dec. 31, 2025		$ 8,053,879	$ 5,691,262	$ 1,577,623	$ 11,824	$ 4,619	$ 1,406	$ (12,232)	$ 132,807	$ 75,714	$ 81,331	$ 4,032,308	$ 2,362,617

[1]	See recognition of non controlling interest in Note 19.4
[2]	See Note 19.7